PPP NOTE AND CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
PPP NOTE AND CONVERTIBLE NOTES	PPP NOTE AND CONVERTIBLE NOTES
In May 2020, the Company issued a promissory note under the PPP (the PPP Note) totaling $61. The PPP Note had a stated interest rate of 1% and had a two-year maturity. Payments were required to be made over a 1.5-year period beginning November 1, 2020 unless forgiven. In January 2021, the Company was notified that the loan along with accumulated interest had been forgiven. As a result, the Company recorded income from the extinguishment of its obligation in accordance with ASC 405-20-40-1, disclosed in the amount of $61 included in other income on the accompanying statements of operations and comprehensive loss. The Small Business Administration (SBA) reserves the right to audit any PPP loan, regardless of size. These audits may occur after forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain the PPP loan documentation for six years after the PPP loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.
In January 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with certain existing stockholders, including Salmon Pharma, an affiliate of Medice, and David Baker, the Company’s Chief Executive Officer, pursuant to which the Company issued the 2021 Convertible Notes, for cash proceeds of $350. The 2021 Convertible Notes bore an interest rate of 7.0% per annum, non-compounding, and had a maturity date of September 30, 2021. The 2021 Convertible Notes converted into 54,906 shares of the Company’s common stock upon completion of the IPO. The Company identified the mandatory conversion into shares of the Company’s common stock as a redemption feature, which requires bifurcation from the 2021 Convertible Notes and treated it as a derivative liability under ASC 815 as the redemption feature was not clearly and closely related to the debt. The Company evaluated the fair value of the derivative liability. Upon the conversion of the 2021 Convertible Notes to common stock at the closing of the IPO, the embedded derivative liability was remeasured and removed from the balance sheet.
PPP NOTE AND CONVERTIBLE NOTESIn May 2020, the Company issued a promissory note under the PPP (the PPP Note) totaling $61. The note had a stated interest rate of 1% and had a two-year maturity. Payments were required to be made over a 1.5 years period beginning in November 2020 unless forgiven. In January 2021, the Company was notified that the loan along with accumulated interest had been forgiven. As a result, the Company recorded income from the extinguishment of its obligation in the amount of $61 as other income on the accompanying statements of operations and comprehensive loss.In January 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with certain existing stockholders, including Salmon Pharma, an affiliate of Medice, and David Baker, the Company’s Chief Executive Officer, pursuant to which the Company issued the 2021 Convertible Notes, for cash proceeds of $350. The 2021 Convertible Notes bore an interest rate of 7.0% per annum, non-compounding, and had a maturity date of September 30, 2021. The 2021 Convertible Notes converted into 54,906 shares of the Company’s common stock upon completion of the IPO. The Company identified the mandatory conversion into shares of the Company’s common stock as a redemption feature, which requires bifurcation from the 2021 Convertible Notes and treated it as a derivative liability under ASC 815 as the redemption feature was not clearly and closely related to the debt. The Company evaluated the fair value of the derivative liability. Upon the conversion of the 2021 Convertible Notes to common stock at the closing of the IPO, the embedded derivative liability was remeasured and removed from the balance sheet.